Financial Instruments - Net gains and losses for each of the financial instrument measurement categories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest	€ (3,847)	€ (34,043)
Foreign exchange conversion	635	(102)
Fair value	(4,365)	(15,164)
Impairment loss (net)	(260)
Gains and losses on financial instruments	(7,837)	(49,309)
Interest income for financial assets not measured at fair value through profit or loss	5	18
Interest expense on financial assets	369	101
Interest expense for financial liabilities not measured at fair value through profit or loss	3,483	33,960
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest	(364)	(83)
Foreign exchange conversion	1,061
Impairment loss (net)	(260)
Gains and losses on financial instruments	437	(83)
Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest	(3,483)	(33,960)
Foreign exchange conversion	(446)	(98)
Gains and losses on financial instruments	(3,929)	(34,058)
Financial assets and liabilities measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Foreign exchange conversion	20	(4)
Fair value	(4,365)	(15,164)
Gains and losses on financial instruments	€ (4,345)	€ (15,168)